UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	8/31

Date of reporting period:	5/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

MERITAGE GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS

May 31, 2018 (Unaudited)

COMMON STOCKS — 94.39%	Shares	Fair Value

Consumer Discretionary — 14.12%
Amazon.com, Inc.(a)	865	$1,409,621
Best Buy Company, Inc.	5,000	341,250
Home Depot, Inc. (The)	6,020	1,123,032
O'Reilly Automotive, Inc.(a)	1,228	330,835
Ulta Beauty, Inc.(a)	1,309	323,205
Walt Disney Company (The)	2,640	262,601
		3,790,544
Consumer Staples — 1.03%
Monster Beverage Corporation(a)	5,400	276,264

Financials — 4.34%
Aon plc	2,570	359,466
BlackRock, Inc.	735	392,659
S&P Global, Inc.	2,093	413,367
		1,165,492
Health Care — 18.75%
Amgen, Inc.	2,456	441,147
Centene Corporation(a)	3,860	452,238
Cerner Corporation(a)	5,695	339,878
Express Scripts Holding Company(a)	5,730	434,391
Globus Medical, Inc., Class A(a)	8,900	494,395
Innoviva, Inc.(a)	16,130	238,563
Intuitive Surgical, Inc.(a)	1,119	514,370
Jazz Pharmaceuticals plc(a)	1,845	311,805
Johnson & Johnson	5,605	670,470
Masimo Corporation(a)	3,015	298,636
Mettler-Toledo International, Inc.(a)	716	394,330
Teleflex, Inc.	1,652	441,348
		5,031,571
Industrials — 11.15%
AMETEK, Inc.	5,365	391,806
Deluxe Corporation	6,265	416,873
Fortive Corporation	4,300	312,567
Graco, Inc.	7,510	340,954
Ingersoll-Rand plc	3,460	302,888
Meritor, Inc.(a)	14,075	292,056
Nordson Corporation	2,735	343,598

	Shares	Fair Value

Sensata Technologies Holding plc(a)	11,585	591,878
		2,992,620
Information Technology — 42.81%
Adobe Systems, Inc.(a)	1,844	459,672
Alphabet, Inc., Class A(a)	248	272,800
Apple, Inc.	9,471	1,769,845
Fiserv, Inc.(a)	8,900	646,140
Fortinet, Inc.(a)	7,175	438,967
IAC/InterActiveCorp(a)	3,151	488,846
MasterCard, Inc., Class A	8,941	1,699,863
Microsoft Corporation	13,965	1,380,300
Novanta, Inc.(a)	5,245	340,138
Orbotech Limited(a)	5,520	353,501
Palo Alto Networks, Inc.(a)	1,388	288,829
Qualys, Inc.(a)	5,910	454,775
Stamps.com, Inc.(a)	1,511	378,959
Tencent Holdings Limited - ADR	21,435	1,094,632
Tokyo Electron Limited	7,335	342,801
Western Digital Corporation	7,760	648,038
Zebra Technologies Corporation, Class A(a)	2,810	431,363
		11,489,469
Materials — 2.19%
Eagle Materials, Inc.	5,425	587,962

Total Common Stocks (Cost $19,191,775)		25,333,922

EXCHANGE-TRADED FUNDS - 3.59%

Consumer Staples Select Sector SPDR Fund	5,485	272,385
SPDR S&P Bank ETF	8,120	395,769
SPDR S&P Oil & Gas Exploration & Production ETF	7,000	295,750
Total Exchange-Traded Funds Cost ($886,097)		963,904

MONEY MARKET FUNDS - 1.96%

Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 1.61%(b)	525,154	525,154

Total Money Market Funds (Cost $525,154)		525,154

Total Investments — 99.94% (Cost $20,603,026)	26,822,890

Other Assets in Excess of Liabilities — 0.06%	15,607

NET ASSETS — 100.00%	$26,838,587

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2018.

ADR	- American Depositary Receipt.
ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

MERITAGE VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS

May 31, 2018 (Unaudited)

COMMON STOCKS — 84.77%	Shares	Fair Value

Consumer Discretionary — 10.09%
Adtalem Global Education, Inc.(a)	8,320	$397,279
Gentex Corporation	7,250	174,218
Helen of Troy Limited(a)	3,345	300,381
Lear Corporation	875	173,250
Ross Stores, Inc.	4,295	338,790
Royal Caribbean Cruises Limited	3,055	320,714
		1,704,632
Energy — 11.33%
Chevron Corporation	3,175	394,653
China Petroleum & Chemical Corporation - ADR	4,785	466,298
CNOOC Limited - ADR	1,748	295,709
Husky Energy, Inc.	19,990	289,655
Royal Dutch Shell PLC, Class A - ADR	6,725	467,926
		1,914,241
Financials — 17.06%
Affiliated Managers Group, Inc.	894	142,378
Athene Holding Limited, Class A(a)	3,660	163,492
Discover Financial Services	4,650	343,449
Lincoln National Corporation	4,515	299,299
Northern Trust Corporation	3,640	373,173
Prudential Financial, Inc.	3,610	349,593
Reinsurance Group of America, Inc.	2,210	330,262
State Street Corporation	4,930	473,823
Torchmark Corporation	4,827	409,475
		2,884,944
Health Care — 15.77%
Aetna, Inc.	1,640	288,853
Anthem, Inc.	1,100	243,562
Biogen, Inc.(a)	1,024	301,015
Bristol-Myers Squibb Company	7,095	373,339
Cigna Corporation	2,170	367,534
Emergent BioSolutions, Inc.(a)	3,300	170,148
ICON PLC(a)	2,200	283,756
PRA Health Sciences, Inc.(a)	3,810	323,469
UnitedHealth Group, Inc.	1,297	313,238
		2,664,914
Industrials — 6.97%
CSX Corporation	4,665	301,592

	Shares	Fair Value

Herman Miller, Inc.	7,105	232,689
Regal-Beloit Corporation	4,010	318,595
Spirit AeroSystems Holdings, Inc., Class A	3,835	324,862
		1,177,738
Information Technology — 16.03%
CDW Corporation	4,700	376,235
Cognizant Technology Solutions Corporation, Class A	4,650	350,377
KLA-Tencor Corporation	3,115	352,712
Lam Research Corporation	1,662	329,375
MAXIMUS, Inc.	5,115	311,503
Synopsys, Inc.(a)	3,525	310,447
Vishay Intertechnology, Inc.	18,675	395,910
WNS Holdings Limited - ADR(a)	5,540	283,316
		2,709,875
Materials — 2.10%
Louisiana-Pacific Corporation	12,150	354,537

Real Estate — 1.19%
Host Hotels & Resorts, Inc.	9,270	200,510

Telecommunication Services — 1.94%
Nippon Telegraph and Telephone Corporation - ADR	7,030	327,176

Utilities — 2.29%
Entergy Corporation	4,785	387,154

Total Common Stocks (Cost $11,854,230)		14,325,721

EXCHANGE-TRADED FUNDS – 8.03%

iShares Russell 1000 Value ETF	8,346	1,010,283
Vanguard Real Estate ETF	4,400	347,116

Total Exchange-Traded Funds Cost ($1,334,364)		1,357,399

MONEY MARKET FUNDS - 9.91%	Shares	Fair Value

Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 1.61%(b)	1,675,616	1,675,616

Total Money Market Funds (Cost $1,675,616)		1,675,616

Total Investments — 102.71% (Cost $14,864,210)		17,358,736

Liabilities in Excess of Other Assets — (2.71)%		(458,776)

NET ASSETS — 100.00%		$16,899,960

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2018.

ADR	- American Depositary Receipt.
ETF	- Exchange-Traded Fund

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

MERITAGE YIELD-FOCUS EQUITY FUND

SCHEDULE OF INVESTMENTS

May 31, 2018 (Unaudited)

COMMON STOCKS — 87.95%	Shares	Fair Value

Consumer Discretionary — 6.60%
DSW, Inc., Class A	20,240	$483,331
GameStop Corporation, Class A	17,585	232,122
Garmin Limited	7,095	426,339
General Motors Company	7,165	305,946
Target Corporation	4,860	354,245
		1,801,983
Consumer Staples — 7.85%
Altria Group, Inc.	9,375	522,562
General Mills, Inc.	6,295	266,216
Imperial Brands PLC - ADR	11,535	417,452
Kellogg Company	4,580	294,906
Philip Morris International, Inc.	3,320	264,073
Unilever PLC - ADR	6,850	378,668
		2,143,877
Energy — 14.30%
Alliance Holdings GP LP(a)	10,490	297,601
Boardwalk Pipeline Partners LP(a)	27,060	286,565
Enterprise Products Partners LP(a)	18,040	521,356
Kinder Morgan, Inc.	25,240	421,003
Plains GP Holdings LP, Class A(a)	27,095	665,725
Repsol SA - ADR	28,105	535,400
Royal Dutch Shell PLC, Class B - ADR	8,460	611,912
Valero Energy Corporation	4,685	567,822
		3,907,384
Financials — 17.64%
AllianceBernstein Holding LP(a)	19,790	561,046
BGC Partners, Inc., Class A	40,555	464,760
Invesco Limited	16,780	458,430
Lazard Limited, Class A(a)	9,055	465,789
MetLife, Inc.	11,530	530,265
Old Republic International Corporation	24,330	510,443
PacWest Bancorp	5,700	302,442
People's United Financial, Inc.	14,405	265,196
Power Financial Corporation	14,580	361,361
Solar Capital Ltd.(b)	18,390	397,408
Valley National Bancorp	39,470	501,664
		4,818,804

	Shares	Fair Value

Health Care — 4.03%
Merck & Company, Inc.	10,350	616,135
Pfizer, Inc.	13,460	483,618
		1,099,753
Industrials — 0.97%
Eaton Corporation PLC	3,455	264,584

Information Technology — 7.19%
HP, Inc.	12,695	279,671
Infosys Limited - ADR	23,285	423,554
International Business Machines Corporation	5,344	755,160
QUALCOMM, Inc.	8,705	505,935
		1,964,320
Materials — 7.08%
Domtar Corporation	11,710	562,900
LyondellBasell Industries NV, Class A	4,055	454,647
Norbord, Inc.	12,410	518,986
Rio Tinto PLC - ADR	6,990	396,333
		1,932,866
Real Estate — 9.46%
Brandywine Realty Trust	23,145	376,338
Medical Properties Trust, Inc.	29,120	395,158
Piedmont Office Realty Trust, Inc., Class A	23,460	450,902
Simon Property Group, Inc.	1,711	274,136
Uniti Group, Inc.	15,590	326,922
VEREIT, Inc.	59,920	429,027
Xenia Hotel & Resorts, Inc.	13,110	329,979
		2,582,462
Telecommunication Services — 5.74%
AT&T, Inc.	16,500	533,280
China Mobile Limited - ADR	10,560	474,355
Verizon Communications, Inc.	11,742	559,741
		1,567,376
Utilities — 7.09%
Entergy Corporation	6,885	557,065
PPL Corporation	16,955	463,211
Public Service Enterprise Group, Inc.	8,250	437,085
SSE PLC - ADR	25,950	479,037
		1,936,398

Total Common Stocks (Cost $21,394,118)		24,019,807

CONVERTIBLE PREFERRED STOCKS — 6.47%	Shares	Fair Value

Industrials — 2.42%
Stanley Black & Decker, Inc. 5.38%	3,390	360,866
Stericycle, Inc., 5.25%	6,265	299,028
		659,894
Information Technology — 2.54%
Belden, Inc., 6.75%	8,845	693,028

Utilities — 1.51%
Sempra Energy, Series A, 6.00%	4,162	412,829

Total Convertible Preferred Stocks (Cost $2,063,464)		1,765,751

MONEY MARKET FUNDS - 3.76%

Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 1.61%(c)	1,025,477	1,025,477

Total Money Market Funds (Cost $1,025,477)		1,025,477

Total Investments — 98.18% (Cost $24,483,059)		26,811,035

Other Assets in Excess of Liabilities — 1.82%		497,375
NET ASSETS — 100.00%		$27,308,410

(a)	Master Limited Partnership
(b)	Business Development Company
(c)	Rate disclosed is the seven day effective yield as of May 31, 2018.

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At May 31, 2018, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Meritage Growth Equity Fund	$20,620,856	$6,393,567	$(191,443)	$6,202,124
Meritage Value Equity Fund	14,904,723	2,698,519	(244,506)	2,454,013
Meritage Yield-Focus Equity Fund	24,720,679	3,025,440	(935,084)	2,090,356

Meritage Funds

Related Notes to the Schedule of Investments

May 31, 2018

(Unaudited)

The Meritage Growth Equity Fund (the “Growth Equity Fund”), the Meritage Value Equity Fund (the “Value Equity Fund”), and the Meritage Yield-Focus Equity Fund (the “Yield-Focus Equity Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on fixed income securities purchased are amortized over the life of the respective securities or accreted using the effective interest method.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (‘NAV”) of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and convertible preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

May 31, 2018

(Unaudited)

In the event that market quotations are not readily available, Meritage Portfolio Management, Inc. (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Funds’ administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends up on the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or other data that calls into question the reliability of market quotations.

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

May 31, 2018

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2018:

	Valuation Inputs

Growth Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks *	$25,333,922	$—	$—	$25,333,922
Exchange-Traded Funds	963,904	—	—	963,904
Money Market Funds	525,154	—	—	525,154
Total	26,822,980	—	—	26,822,980
Value Equity Fund
Common Stocks *	14,325,721	—	—	14,325,721
Exchange-Traded Funds	1,357,399	—	—	1,357,399
Money Market Funds	1,675,616	—	—	1,675,616
Total	17,358,736	—	—	17,358,736
Yield-Focus Equity Fund
Common Stocks *	24,019,807	—	—	24,019,807
Convertible Preferred Stocks *	1,072,723	693,028	—	1,765,751
Money Market Funds	1,025,477	—	—	1,025,477
Total	26,118,007	693,028	—	26,811,035

*	Refer to Schedule of Investments for Sector classifications.

The Fund did not hold any investments during the reporting period for which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period for which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The following is a summary of the transfer between Level 1 and Level 2 of the fair value hierarchy as of May 31, 2018 based on input levels assigned at August 31, 2017:

Transfers from Level 1 to Level 2
Convertible Preferred Stocks	$693,028

PRESERVER ALTERNATIVE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

May 31, 2018 (Unaudited)

COMMON STOCKS — 61.76%	Shares	Fair Value

Australia — 2.92%
Consumer Discretionary — 2.12%
Aristocrat Leisure Ltd.	12,000	$272,595
Domino's Pizza Enterprises Ltd.	5,000	186,139
		458,734
Industrials — 0.80%
Sydney Airport	31,524	173,544

Total Australia		632,278

Canada — 0.89%
Real Estate — 0.89%
NorthWest Healthcare Properties Real Estate Investment Trust	22,259	192,444

Total Canada		192,444

Denmark — 0.65%
Consumer Discretionary — 0.65%
Pandora A/S	1,800	141,701

Total Denmark		141,701

France — 1.29%
Industrials — 1.29%
Thales SA	2,200	280,079

Total France		280,079

Germany — 6.01%
Consumer Discretionary — 1.57%
adidas AG	1,500	339,490

Consumer Staples — 0.94%
Henkel AG & Company KGaA	1,800	202,958

Financials — 1.23%
AURELIUS SE & Company KGaA	4,000	266,776

See accompanying notes which are an integral part of this schedule of investments.

Industrials — 0.97%
KION Group AG	2,600	211,368

Real Estate — 1.30%
Deutsche Wohnen SE	6,000	281,482

Total Germany		1,302,074

Ireland — 2.45%
Health Care — 1.39%
Allergan plc	2,000	301,600

Industrials — 1.06%
Allegion plc	3,000	229,290

Total Ireland		530,890

Japan — 7.04%
Consumer Discretionary — 1.67%
McDonald's Holdings Company Japan Ltd.	7,200	362,714

Consumer Staples — 1.01%
Calbee, Inc.	6,000	218,974

Information Technology — 3.23%
Amano Corporation	10,000	249,494
Keyence Corporation	350	215,026
Nippon Ceramic Company Ltd.	9,500	234,662
		699,182
Telecommunication Services — 1.15%
SoftBank Corporation	3,500	249,839

Total Japan		1,530,709

Luxembourg — 1.36%
Consumer Discretionary — 1.36%
B&M European Value Retail S.A.	55,000	294,634

Total Luxembourg		294,634

Mexico — 1.18%
Industrials — 1.18%
Grupo Aeroportuario del Pacifico SAB de CV - ADR	3,000	255,450

Total Mexico		255,450

See accompanying notes which are an integral part of this schedule of investments.

Sweden — 1.19%
Industrials — 1.19%
Volvo AB, B Shares	15,000	258,100

Total Sweden		258,100

United Kingdom — 6.24%
Consumer Discretionary — 1.15%
WPP plc - ADR	3,000	248,700

Financials — 1.46%
Burford Capital Ltd.	15,000	317,431

Health Care — 1.49%
Abcam plc	20,000	323,014

Industrials — 2.14%
Ashtead Group plc	15,000	464,780

Total United Kingdom		1,353,925

United States — 30.52%
Consumer Discretionary — 5.03%
Amazon.com, Inc.(a)	200	325,924
Churchill Downs, Inc.	1,000	299,400
Mohawk Industries, Inc.(a)	1,000	204,040
Norwegian Cruise Line Holdings Ltd.(a)	5,000	261,700
		1,091,064
Energy — 2.00%
Enterprise Products Partners LP(b) (c)	15,000	433,500

Financials — 5.55%
Berkshire Hathaway, Inc., Class B(a) (c)	2,000	383,060
BlackRock, Inc.	600	320,538
S&P Global, Inc.	1,000	197,500
Western Alliance Bancorp(a)	5,000	301,300
		1,202,398
Health Care — 3.99%
Abiomed, Inc.(a)	1,000	381,140

See accompanying notes which are an integral part of this schedule of investments.

UnitedHealth Group, Inc.	2,000	483,020
		864,160
Industrials — 1.72%
FedEx Corporation	1,500	373,680

Information Technology — 8.12%
Adobe Systems, Inc.(a)	2,000	498,560
Alphabet, Inc., Class A(a)	300	330,000
Broadridge Financial Solutions, Inc.	2,000	230,900
MasterCard, Inc., Class A(c)	2,000	380,240
Motorola Solutions, Inc.	3,000	322,020
		1,761,720
Real Estate — 2.58%
HCP, Inc.	10,000	239,700
Simon Property Group, Inc.	2,000	320,440
		560,140
Utilities — 1.53%
NextEra Energy, Inc.	2,000	331,620

Total United States		6,618,282

Total Common Stocks (Cost $11,969,379)		13,390,566

PREFERRED STOCKS — 6.87%

United States — 6.87%
Energy — 0.91%
Kinder Morgan, Inc., Series A, 9.75%	6,000	196,440

Financials — 3.81%
Invesco Mortgage Capital, Inc., Series A, 7.75%	10,000	252,100
New York Mortgage Trust, Inc., Series C, 7.88%	10,000	239,500
Wells Fargo & Co., Series J, 8.00%	13,000	333,320
		824,920
Industrials — 1.10%
Stericycle, Inc., 5.25%	5,000	238,650

Real Estate — 1.05%
Jernigan Capital, Inc., Series B, 7.00%	10,100	228,664

Total Preferred Stocks (Cost $1,653,848)		1,488,674

See accompanying notes which are an integral part of this schedule of investments.

CLOSED-END FUNDS - 2.83%

Eaton Vance Limited Duration Income Fund	25,000	$318,750
Pioneer Diversified High Income Trust	20,000	295,400

Total Closed-End Funds Cost ($641,122)		614,150

EXCHANGE-TRADED FUNDS - 1.97%

SPDR Bloomberg Barclays Convertible Securities ETF	8,000	426,400

Total Exchange-Traded Funds Cost ($388,265)		426,400

FOREIGN REGISTERED CLOSED-END FUNDS - 1.29%

VinaCapital Vietnam Opportunity Fund Ltd.	65,000	279,945

Total Foreign Registered Closed-End Funds Cost ($240,087)		279,945

CORPORATE BONDS — 12.25%	Principal Amount	Fair Value

United States — 12.25%
Consumer Discretionary — 1.75%
International Game Technology PLC, 5.35%, 10/15/2023	$120,000	120,787
L Brands, Inc., 5.25%, 2/1/2028	150,000	137,063
Scientific Games International, Inc., 6.25%, 9/1/2020	120,000	120,750
		378,600
Energy — 1.12%
Genesis Energy LP, 6.75%, 8/1/2022	100,000	102,000
Range Resources Corporation, 4.88%, 5/15/2025	150,000	141,750
		243,750
Financials — 0.93%
Stifel Financial Corporation, 4.25%, 7/18/2024	200,000	200,318

Health Care — 2.64%
Community Health Systems, Inc., 7.13%, 7/15/2020	150,000	126,750
DaVita, Inc., 5.00%, 5/1/2025	200,000	190,060
Tenet Healthcare Corporation, 8.13%, 4/1/2022	100,000	105,000
Valeant Pharmaceuticals International, 7.25%, 7/15/2022	150,000	152,655
		574,465
Industrials — 1.80%
Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/2022	120,000	144,791
Timken Company (The), 3.88%, 9/1/2024	100,000	98,826

See accompanying notes which are an integral part of this schedule of investments.

Triumph Group, Inc., 5.25%, 6/1/2022	150,000	145,125
		388,742
Materials — 0.86%
AK Steel Corporation, 6.38%, 10/15/2025	200,000	187,500

Real Estate — 1.38%
Iron Mountain, Inc., 5.75%, 8/15/2024	200,000	197,740
Senior Housing Properties Trust, 4.75%, 5/1/2024	100,000	100,727
		298,467
Telecommunication Services — 1.32%
CenturyLink, Inc., Series D, 7.20%, 12/1/2025	200,000	193,500
T-Mobile USA, Inc., 4.75%, 2/1/2028	100,000	93,625
		287,125
Utilities — 0.45%
Ferrellgas Partners LP, 8.63%, 6/15/2020	100,000	96,750

Total Corporate Bonds (Cost $2,621,435)		2,655,717

COLLATERALIZED MORTGAGE OBLIGATION — 3.59%

Banc of America Mortgage Securities, Inc., Series 2004-K, Class 1A2, 3.85%, 12/25/2034 (d)	87,524	84,540
Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/2033	53,412	55,580
Countrywide Home Loans Mortgage Pass Through Trust, Series 2004-HYB9, Class 1A1, 3.58%, 2/20/2035 (d)	49,468	50,105
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A3, 2.46%, 6/25/2035 (1MO LIBOR + 50bps)(e)	22,217	21,364
HarborView Mortgage Loan Trust, Series 2004-07, Class 2A1, 3.42%, 11/19/2034 (d)	123,297	124,968
Impac CMB Trust, Series 2005-08, Class 2B, 4.21%, 2/25/2036 (1MO LIBOR + 225bps)(e)	177,953	172,149
Residential Asset Mortgage Products, Inc., Series 2001-RS2, Class MII2, 3.38%, 6/25/2031 (1MO LIBOR + 142.5bps)(e)	270,533	269,861

Total Collateralized Mortgage Obligation (Cost $730,675)		778,567

U.S. TREASURY OBLIGATIONS — 2.90%

United States Treasury Inflation Indexed Bonds, 0.38%, 7/15/2025(f)	200,000	206,953
United States Treasury Notes, 1.13%, 2/28/2021	200,000	192,668
United States Treasury Notes, 1.63%, 2/15/2026	250,000	229,678

Total U.S. Treasury Obligations (Cost $656,056)		629,299

See accompanying notes which are an integral part of this schedule of investments.

ASSET-BACKED SECURITIES — 0.63%
American Airlines, Inc. Pass Through Trust, Series 2013-2, Class B, 5.60%, 1/15/2022 (g)	133,929	136,374

Total Asset-Backed Securities (Cost $135,141)		136,374

Total Investments — 94.09% (Cost $19,036,008)		20,399,692

Other Assets in Excess of Liabilities — 5.91%		1,280,458

NET ASSETS — 100.00%		$21,680,150

(a)	Non-income producing security.
(b)	Master Limited Partnership
(c)	All or a portion of the security is held as collateral for unsettled security transactions.
(d)	Variable or Floating Rate Security. Rate fluctuations may be used on index changes, prepayment or underlying positions and/or other variables. Rate presented is as of May 31, 2018.
(e)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2018. The benchmark on which the rate is calculated is shown parenthetically.
(f)	Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.
(g)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

As of May 31, 2018, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$1,928,898
Gross Unrealized Depreciation	(734,912)
Net Unrealized Appreciation	$1,193,986

As of May 31, 2018, the aggregate cost of securities for federal income tax purposes was $19,205,706 for the Preserver Alternative Opportunities Fund.

Preserver Alternative Opportunities Fund

Notes to the Schedule of Investments

May 31, 2018 (Unaudited)

The Preserver Alternative Opportunities Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For all purposes other than financial reporting, security transactions are accounted for no later than one business day following trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (the “Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, Preserver Partners, LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust's (the "Trust") Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Fund's administrator, and representatives of the Adviser (together the "Pricing Review Committee"). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust's Valuation Procedures, the Pricing Review Committee in making its recommendations are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust's Fair Valuation Procedures would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust's Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2018:

	Valuation Inputs
Asset Category	Level 1	Level 2	Level 3	Total
Common Stocks	$13,390,566	$-	$-	$13,390,566
Preferred Stocks	1,488,674	-	-	1,488,674
Closed-End Funds	614,150	-	-	614,150
Exchange-Traded Funds	426,400	-	-	426,400
Foreign Registered Closed-End Funds	279,945	-	-	279,945
Corporate Bonds	-	2,655,717	-	2,655,717
Collateralized Mortgage Obligations	-	778,567	-	778,567
U.S. Treasury Obligations	-	629,299	-	629,299
Asset-Backed Securities	-	136,374	-	136,374
Total	$16,199,735	$4,199,957	$-	$20,399,692

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of May 31, 2018 based on input levels assigned at August 31, 2017.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

HEDEKER STRATEGIC APPRECIATION FUND

SCHEDULE OF INVESTMENTS

May 31, 2018 (Unaudited)

CONVERTIBLE BONDS — 82.50%	Principal Amount	Fair Value
Consumer Discretionary — 7.64%
Carriage Services, Inc., 2.75%, 3/15/2021	$300,000	$366,927
DISH Network Corporation, 3.38%, 8/15/2026	1,279,000	1,137,440
Horizon Global Corporation, 2.75%, 7/1/2022	535,000	399,164
Tesla, Inc., 0.25%, 3/1/2019	1,000,000	1,012,166
Tesla, Inc., 2.38%, 3/15/2022	1,000,000	1,074,874
Vitamin Shoppe, Inc., 2.25%, 12/1/2020	525,000	394,471
		4,385,042
Energy — 11.82%
Cheniere Energy, Inc., 4.25%, 3/15/2045	525,000	419,894
Golar LNG Ltd., 2.75%, 2/15/2022	750,000	777,075
Green Plains, Inc., 4.13%, 9/1/2022	1,250,000	1,320,905
Helix Energy Solutions Group, Inc., 4.13%, 9/15/2023	500,000	578,136
Hurricane Energy plc, 7.50%, 7/24/2022	500,000	658,750
Oasis Petroleum, Inc., 2.63%, 9/15/2023	850,000	1,100,033
PDC Energy, Inc., 1.13%, 9/15/2021	850,000	886,125
Renewable Energy Group, Inc., 2.75%, 6/15/2019	400,000	553,424
Weatherford International plc, 5.88%, 7/1/2021	500,000	489,675
		6,784,017
Financials — 11.09%
AmTrust Financial Services, Inc., 2.75%, 12/15/2044	2,600,000	2,384,614
EZCORP, Inc., 2.13%, 6/15/2019	500,000	508,675
GAIN Capital Holdings, Inc., 4.13%, 12/1/2018	500,000	532,450
GSV Capital Corporation, 5.25%, 9/15/2018	808,000	821,130
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 4.13%, 9/1/2022	1,000,000	950,452
Resource Capital Corporation, 8.00%, 1/15/2020	375,000	390,234
Two Harbors Investment Corporation, 6.25%, 1/15/2022	750,000	775,125
		6,362,680
Health Care — 29.23%
Acorda Therapeutics, Inc., 1.75%, 6/15/2021	640,000	599,880
Alder Biopharmaceuticals, Inc., 2.50%, 2/1/2025	1,000,000	1,104,109
Allscripts Healthcare Solutions, Inc., 1.25%, 7/1/2020	1,000,000	1,018,929
AMAG Pharmaceuticals, Inc., 3.25%, 6/1/2022	900,000	1,046,130
ANI Pharmaceuticals, Inc., 3.00%, 12/1/2019	550,000	619,720
BioMarin Pharmaceutical, Inc., 1.50%, 10/15/2020	300,000	348,827
BioMarin Pharmaceutical, Inc., 0.60%, 8/1/2024	1,000,000	993,558
Clovis Oncology, Inc., 1.25%, 5/1/2025	1,000,000	942,365
Depomed, Inc., 2.50%, 9/1/2021	750,000	611,737
Exact Sciences Corporation, 1.00%, 1/15/2025	1,000,000	1,064,056
Insmed, Inc., 1.75%, 1/15/2025	1,000,000	998,238

See accompanying notes which are an integral part of this schedule of investments.

HEDEKER STRATEGIC APPRECIATION FUND

SCHEDULE OF INVESTMENTS - continued

May 31, 2018 (Unaudited)

CONVERTIBLE BONDS — 82.50% - continued	Principal Amount	Fair Value
Health Care — continued
Intercept Pharmaceuticals, Inc., 3.25%, 7/1/2023	$1,000,000	$828,724
Ionis Pharmaceuticals, Inc., 1.00%, 11/15/2021	500,000	512,364
Jazz Investments I Ltd., 1.88%, 8/15/2021	1,200,000	1,294,315
Medicines Company (The), 2.75%, 7/15/2023	1,050,000	1,022,608
Nevro Corporation, 1.75%, 6/1/2021	1,250,000	1,354,630
PDL BioPharma, Inc., 2.75%, 12/1/2021	500,000	483,125
Radius Health, Inc., 3.00%, 9/1/2024	750,000	688,148
Teligent, Inc., 3.75%, 12/15/2019	800,000	735,680
Theravance Biopharma, Inc., 3.25%, 11/1/2023	500,000	511,100
		16,778,243
Industrials — 4.33%
Arconic, Inc., 1.63%, 10/15/2019	1,000,000	1,015,287
Astaldi SpA, 4.88%, 6/21/2024	500,000	345,034
Tutor Perini Corporation, 2.88%, 6/15/2021	1,100,000	1,122,649
		2,482,970
Information Technology — 12.99%
Envestnet, Inc., 1.75%, 12/15/2019	500,000	528,122
Harmonic, Inc., 4.00%, 12/1/2020	750,000	746,308
Integrated Device Technology, Inc., 0.88%, 11/15/2022	1,883,000	2,213,663
InterDigital, Inc., 1.50%, 3/1/2020	58,000	69,658
j2 Global, Inc., 3.25%, 6/15/2029	350,000	468,464
Knowles Corporation, 3.25%, 11/1/2021	900,000	989,733
Liberty Interactive LLC, 4.00%, 11/15/2029	850,000	589,688
Nuance Communications, Inc., 1.00%, 12/15/2035	1,030,000	922,365
OSI Systems, Inc., 1.25%, 9/1/2022	1,000,000	926,502
		7,454,503
Materials — 0.87%
Cemex SAB de CV, 3.72%, 3/15/2020	500,000	497,857

Real Estate — 2.68%
Colony NorthStar, Inc., 5.00%, 4/15/2023	1,000,000	951,018
Helical Bar Jersey Ltd., 4.00%, 6/17/2019	400,000	538,888
Spirit Realty Capital, Inc., 2.88%, 5/15/2019	50,000	49,842
		1,539,748
Utilities — 1.79%
Just Energy Group, Inc., 6.50%, 7/29/2019	800,000	776,000
Pattern Energy Group, Inc., 4.00%, 7/15/2020	250,000	251,506
		1,027,506
Total Corporate Bonds (Cost $46,247,669)		47,312,566

See accompanying notes which are an integral part of this schedule of investments.

HEDEKER STRATEGIC APPRECIATION FUND

SCHEDULE OF INVESTMENTS - continued

May 31, 2018 (Unaudited)

CONVERTIBLE PREFERRED STOCKS — 10.14%	Shares		Fair Value

Energy — 0.47%
Chesapeake Energy Corporation, 4.50%	5,000		271,200

Financials — 5.87%
Capitala Finance Corporation, 5.75%	33,203		808,161
Great Ajax Corporation, 7.25%	28,196		700,324
NY Community Cap Trust V, 6.00%	23,000		1,127,000
Sutherland Asset Management Corporation, 7.00%	28,537		730,262
			3,365,747
Real Estate — 3.80%
RLJ Lodging Trust, Series A, 1.95%	40,000		1,023,200
Welltower, Inc., Series I, 6.50%	20,000		1,159,200
			2,182,400

Total Convertible Preferred Stocks (Cost $5,867,017)			5,819,347

COMMON STOCKS — 4.58%

Financials — 4.51%
JPMorgan Chase & Company	24,189		$2,588,464
KeyCorp	—	(b)	2
			2,588,466
Information Technology — 0.07%
NVIDIA Corporation	150		37,829

Total Common Stocks (Cost $2,728,652)			2,626,295

MONEY MARKET FUNDS - 2.23%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.68%(a)	1,277,593		1,277,593

Total Money Market Funds (Cost $1,277,593)			1,277,593

Total Investments — 99.39% (Cost $56,120,931)			57,035,801

Other Assets in Excess of Liabilities — 0.61%			347,877

NET ASSETS — 100.00%			$57,383,678

(a)	Rate disclosed is the seven day effective yield as of May 31, 2018.

(b)	Shares held are less than 0.5.

See accompanying notes which are an integral part of this schedule of investments.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of May 31, 2018, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$2,202,902
Gross unrealized depreciation	(1,335,986)
Net unrealized appreciation	$866,916

As of May 31, 2018, the aggregate cost of securities for federal income tax purposes was $56,168,885 for the Fund.

See accompanying notes which are an integral part of this schedule of investments.

Hedeker Strategic Appreciation Fund

Notes to the Schedule of Investments

May 31, 2018 (Unaudited)

The Hedeker Strategic Appreciation Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Discounts and premiums on fixed income securities are accreted or amortized over the life of the respective securities using the effective interest method.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board of Trustees (the “Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

Hedeker Strategic Appreciation Fund

Notes to the Schedule of Investments - continued

May 31, 2018 (Unaudited)

In the event that market quotations are not readily available, Hedeker Wealth LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Fund's administrator, and representatives of the Adviser (together the "Pricing Review Committee"). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2018:

	Valuation Inputs
Assets	Level 1	Level 2		Level 3	Total
Convertible Bonds	$-	$47,312,566		$-	$47,312,566
Convertible Preferred Stocks	5,119,023	700,324	(a)	-	5,819,347
Common Stocks	2,626,295	-		-	2,626,295
Money Market Funds	1,277,593	-		-	1,277,593
Total	$9,022,911	$48,012,890		$-	$57,035,801

(a)	Consist of the holding: Great Ajax Corporation, 7.25%.

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. Transfers from Level 1 to Level 2 represent securities which were valued using close prices at the beginning of the period but did not have close prices available at May 31, 2018 due to lack of trading activity. The following is a summary of the transfer between Level 1 and Level 2 of the fair value hierarchy as of May 31, 2018 based on input levels assigned at August 31, 2017:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Convertible Preferred Stocks	$700,324	$-

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Capitol Series Trust

By	/s/ Dina A. Tantra
Dina A. Tantra, Chief Executive Officer and President

Date	7/12/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Dina A. Tantra
Dina A. Tantra, Chief Executive Officer and President

Date	7/12/2018

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	7/12/2018